Share-based awards and other equity instruments - Stock options activities (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options
Beginning balance (in shares)	20,693,398	17,108,574	7,704,659
Granted (in shares)	3,932,498	4,944,430	10,561,001
Exercised (in share)	1,218,560	531,410	1,093,428
Canceled (in shares)	2,233,623	828,196	63,658
Ending balance (in shares)	21,173,713	20,693,398	17,108,574
Exercisable (in shares)	10,456,082
Vested and expected to vest (in shares)	21,208,693
Weighted average exercise price
Beginning balance, Weighted average exercise price (in EUR per share)	€ 5.54	€ 5.66
Granted, Weighted average exercise price (in EUR per share)	4.38	3.99	7.16
Exercised, Weighted average exercise price (in EUR per share)	5.45	0.30	0.13
Canceled, Weighted average exercise price (in EUR per share)	3.98	6.23	8.15
Ending balance, Weighted average exercise price (in EUR per share)	3.66	€ 5.54	€ 5.66
Exercisable, Weighted average exercise price (in EUR per share)	3.66
Vested and expected to vest, Weighted average exercise price (in EUR per share)	€ 3.64
Outstanding, Remaining contractual term (in years)	15 years	17 years	21 years
Exercisable, Remaining contractual term (in years)	24 years
Vested and expected to vest after, Remaining contractual life (in years)	15 years
Outstanding, Aggregate intrinsic value	€ 19,556	€ 32,050	€ 32,178
Granted, Aggregate intrinsic value	17,412	12,573	11,827
Exercised, Aggregate intrinsic value	5,034	2,855	14,860
Canceled, Aggregate intrinsic value	1,572	1,182	€ 366
Outstanding, Aggregate intrinsic value	32,050	€ 32,178
Exercisable, Aggregate intrinsic value	9,774
Vested and expected to vest, Aggregate intrinsic value	€ 19,556